FPS SERVICES, INC.
                       3200 Horizon Drive
                   King of Prussia, PA 19406
                          (610) 239-4500
                        RULE 497(j) LETTER

April 3, 1997


SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004


Re:  Third Avenue Trust (the "Registrant")
     No. 333-20891
     No. 811-8039


Dear Sir or Madam:

This letter is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or
(c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Pre-Effective Amendment to the Registration Statement on Form N-1A, which was filed electronically via EDGAR on March 25, 1997 and became effective on April 1, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,


Michelle A. Whalen
Corporate Compliance Administrator


cc:  Ian M. Kirschner, Esq. (Third Avenue Trust)
     Lisa I. Bloomberg, Esq. (Skadden, Arps, Slate, Meagher & Flom LLP)



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